Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2012	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Accrued interest payable		$ 298,759		$ 298,759		$ 86,752	$ 191,884
Related party transaction accrued interest rate				10.00%
Related party promissory note		383,771		$ 383,771		332,195	1,280,450
Payment of rent	$ 11,904			$ 1,500		438,830
Expire Date				Apr. 01, 2017
Rental expense		$ 0	$ 4,500	$ 4,500	$ 13,500	$ 58,000	$ 173,306
Related Party Note [Member]
Note maturity date				Dec. 31, 2017
Director [Member]
Accrued interest payable								$ 51,576